Nature of Operations, Background, and Basis of Presentation - Liquidity and Management's Plans (Details) $ in Thousands			3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 24, 2025	Mar. 12, 2025	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 21, 2025 USD ($)	Dec. 12, 2024 USD ($)	Oct. 19, 2023 USD ($)	Dec. 31, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss			$ (7,989)	$ (3,991)	$ (2,797)	$ (9,220)	$ 161	$ (6,345)	$ (14,777)	$ (15,404)	$ (22,560)	$ (22,237)
Net income			(7,899)			(9,213)			(14,684)	(15,312)	(22,395)	(21,052)
Gain on divestiture of Lori Goldstein brand										3,801	3,801
Accumulated deficit			(90,928)						(90,928)		(76,244)	(53,849)
Net cash used in operating activities									(5,196)	(3,307)	(4,716)	(6,545)
Cash and cash equivalents			1,494			242			1,494	242	1,254	2,998
Cash and cash equivalents			3,233			$ 981			3,233	981	1,993	2,998				$ 4,608
Term loan debt			$ 13,120						13,120		7,950	$ 5,000
Proceeds from public offering and private placement transactions, net of transaction costs									$ 1,965	$ 1,902	$ 1,902
Reverse stock split ratio	0.10										0.1
Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reverse stock split ratio		0.10
New Loan Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Term loan debt													$ 13,620	$ 10,000	$ 5,000
Lori Goldstein Brand
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain on divestiture of Lori Goldstein brand											$ 3,800